Share-Based Compensation - Stock Option Roll-forward (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
EMI | Ordinary A
Number of Options Outstanding
Beginning balance (shares)		2,133,989
Granted (shares)		0
Exercised (shares)		(2,103,951)
Forfeited (shares)		(30,038)
Ending balance (shares)	2,133,989	0	2,133,989
Options exercisable (shares)		0
Weighted Average Strike Price
Beginning balance (usd per share)		$ 0.07
Granted (usd per share)		0
Exercised ( usd per share)		0.07
Forfeited (usd per share)		0.07
Ending balance (usd per share)	$ 0.07	0	$ 0.07
Options exercisable (usd per share)		$ 0
Weighted average remaining contractual life (in years)			7 years 8 months 12 days
Options outstanding, Aggregate intrinsic value	$ 12,434	$ 0	$ 12,434
Options exercisable		$ 0
EMI | Common Shares
Number of Options Outstanding
Beginning balance (shares)		31,155
Granted (shares)		0
Exercised (shares)		(31,155)
Forfeited (shares)		0
Ending balance (shares)	31,155	0	31,155
Options exercisable (shares)		0
Weighted Average Strike Price
Beginning balance (usd per share)		$ 4.76
Granted (usd per share)		0
Exercised ( usd per share)		4.76
Forfeited (usd per share)		0
Ending balance (usd per share)	$ 4.76	0	$ 4.76
Options exercisable (usd per share)		$ 0
Weighted average remaining contractual life (in years)	2 years
Options outstanding, Aggregate intrinsic value	$ 82	$ 0	$ 82
Options exercisable		$ 0
Articles Of Association Plan | Ordinary A
Number of Options Outstanding
Beginning balance (shares)		13,562,995
Granted (shares)		54,519
Exercised (shares)		(13,569,609)
Forfeited (shares)		(47,905)
Ending balance (shares)	13,562,995	0	13,562,995
Options exercisable (shares)		0
Weighted Average Strike Price
Beginning balance (usd per share)		$ 0.11
Granted (usd per share)		0.08
Exercised ( usd per share)		0.11
Forfeited (usd per share)		0.09
Ending balance (usd per share)	$ 0.11	0	$ 0.11
Options exercisable (usd per share)		$ 0
Options outstanding, Aggregate intrinsic value	$ 72,843	$ 0	$ 72,843
Options exercisable		$ 0
2021 Equity Incentive Plan
Number of Options Outstanding
Beginning balance (shares)		0
Granted (shares)		2,456,102
Exercised (shares)		0
Forfeited (shares)		0
Ending balance (shares)	0	2,456,102	0
Options exercisable (shares)		0
Weighted Average Strike Price
Beginning balance (usd per share)		$ 0
Granted (usd per share)		11.04
Exercised ( usd per share)		0
Forfeited (usd per share)		0
Ending balance (usd per share)	$ 0	11.04	$ 0
Options exercisable (usd per share)		$ 0
Weighted average remaining contractual life (in years)		9 years 10 months 24 days
Options outstanding, Aggregate intrinsic value		$ 0
Options exercisable, aggregate intrinsic value		$ 0